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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment:  [ ]; Amendment Number: ___________

This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfax Financial Holdings Limited
Address:  95 Wellington Street West
          Suite 800
          Toronto, ON M5J 2N7

Form 13F File Number:  028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Rivett
Title:  Vice President and Chief Legal Officer
Phone:  416-367-4941

Signature, Place, and Date of Signing:


    /S/  Paul Rivett                    Toronto, ON             November 7, 2008
-------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:              $3,786,810
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number               Name
01    028-12555                          Hamblin Watsa Investment Counsel Ltd.
02    028-12556                          V. Prem Watsa


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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                               September 30, 2008


    COLUMN 1                   COLUMN 2         COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
    --------                   --------         --------     --------    ------------------  ----------  --------  ----------------
                                                                                                                   VOTING AUTHORITY
                                                               VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ----------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                --------------    -----        --------    -------  ---  ----  ----------  --------  ---- ------ ----
ABBOTT LABS                   COM               002824100      2,591       45,000  SH        DEFINED      01,02    SOLE
ASTRAZENECA PLC               SPONSORED ADR     046353108        557       12,700  SH        DEFINED      01,02    SOLE
BALDWIN & LYONS INC           CL B              057755209     23,267      969,875  SH        DEFINED      01,02    SOLE
BERKSHIRE HATHAWAY INC DEL    CL A              084670108        522            4  SH        DEFINED      01,02    SOLE
BRISTOL MYERS SQUIBB CO       COM               110122108        209       10,000  SH        DEFINED      01,02    SOLE
BROWN & BROWN INC             COM               115236101        259       12,000  SH        DEFINED      01,02    SOLE
CFS BANCORP INC               COM               12525D102         90       10,000  SH        DEFINED      01,02    SOLE
CRESUD  S A C I F Y A         SPONSORED ADR     226406106     16,485    1,573,032  SH        DEFINED      01,02    SOLE
DELL INC                      COM               24702R101    270,173   16,423,900  SH        DEFINED      01,02    SOLE
FIRST PL FINL CORP            COM               33610T109        133       10,000  SH        DEFINED      01,02    SOLE
FRONTIER COMMUNICATIONS CORP  COM               35906A108    213,571   18,620,000  SH        DEFINED      01,02    SOLE
GLAXOSMITHKLINE PLC           SPONSORED ADR     37733W105        817       18,800  SH        DEFINED      01,02    SOLE
IDT CORP                      COM               448947101          8       15,000  SH        DEFINED      01,02    SOLE
INTERNATIONAL COAL GRP INC N  COM               45928H106    129,699   21,055,000  SH        DEFINED      01,02    SOLE
JOHNSON & JOHNSON             COM               478160104    410,129    5,935,300  SH        DEFINED      01,02    SOLE
KING PHARMACEUTICALS INC      COM               495582108     96,329   10,118,600  SH        DEFINED      01,02    SOLE
LEVEL 3 COMMUNICATIONS INC    COM               52729N100    313,923  116,700,000  SH        DEFINED      01,02    SOLE
MOHAWK INDS INC               COM               608190104        202        3,000  SH        DEFINED      01,02    SOLE
NAM TAI ELECTRS INC           COM PAR $0.02     629865205        204       25,000  SH        DEFINED      01,02    SOLE
NEW YORK CMNTY BANCORP INC    COM               649445103        335       20,000  SH        DEFINED      01,02    SOLE
NEWMARKET CORP                COM               651587107        210        4,000  SH        DEFINED      01,02    SOLE
ODYSSEY RE HLDGS CORP         COM               67612W108  1,821,478   42,399,400  SH        DEFINED      01,02    SOLE
OFFICE DEPOT INC              COM               676220106        162       27,800  SH        DEFINED      01,02    SOLE
OLD REP INTL CORP             COM               680223104        253       20,000  SH        DEFINED      01,02    SOLE
OVERSTOCK COM INC DEL         COM               690370101     67,233    3,388,774  SH        DEFINED      01,02    SOLE
OVERSTOCK COM INC DEL         NOTE 3.750% 12/0  690370AB7     25,258   36,873,000 PRN        DEFINED      01,02    SOLE
PFIZER INC                    COM               717081103    327,068   17,833,600  SH        DEFINED      01,02    SOLE
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1      1,825    2,500,000 PRN        DEFINED      01,02    SOLE
RYANAIR HLDGS PLC             SPONSORED ADR     783513104      3,455      154,100  SH        DEFINED      01,02    SOLE
SANDRIDGE ENERGY INC          COM               80007P307      5,443      280,000  SH        DEFINED      01,02    SOLE
SANOFI AVENTIS                SPONSORED ADR     80105N105        375       11,400  SH        DEFINED      01,02    SOLE
STEWART ENTERPRISES INC       CL A              860370105     32,089    4,082,546  SH        DEFINED      01,02    SOLE
US BANCORP DEL                COM NEW           902973304        316        8,800  SH        DEFINED      01,02    SOLE
U S G CORP                    COM NEW           903293405        430       16,800  SH        DEFINED      01,02    SOLE
WAL MART STORES INC           COM               931142103     13,541      226,700  SH        DEFINED      01,02    SOLE
ZENITH NATL INS CORP          COM               989390109      8,171      223,000  SH        DEFINED      01,02    SOLE